As filed with the Securities and Exchange Commission on April 24, 2020

Securities Act Registration No. 333-206491

Investment Company Act Reg. No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☐

(Check appropriate box or boxes.)

M3Sixty Funds Trust

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100

Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 (Name and Address of Agent for Service)

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Cognios Large Cap Value Fund and Cognios Market Neutral Large Cap Fund, series of M3Sixty Funds Trust, filed with the Commission on February 18, 2020 (Accession Number 0001387131-20-001898) (the “Registration Statement”), until April 30, 2020. The prospectus, statement of additional information and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fairway, and State of Kansas, on this 24th day of April, 2020.

M3Sixty Funds Trust

By:	/s/ Randall K. Linscott
Randall K. Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		April 24, 2020
Kelley J. Brennan, Trustee		Date
*		April 24, 2020
Steven D. Poppen, Trustee		Date
*		April 24, 2020
Tobias Caldwell, Trustee		Date

/s/ Randall K. Linscott		April 24, 2020
Randall K. Linscott, President and Trustee		Date
/s/ Larry E. Beaver		April 24, 2020
Larry E. Beaver, Jr., Assistant Treasurer		Date
* By:	/s/ Randall K. Linscott	April 24, 2020
Randall K. Linscott, Attorney-in-Fact		Date